Parent Only Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in)/provided by operating activities	¥ (11,633)	$ (1,594)	¥ 5,872	¥ (18,223)
Net cash provided by investing activities	17,250	2,363
Net cash provided by/(used in) financing activities	782	107	(5,482)	17,684
Cash received from convertible bond				17,684
Redemption of convertible bond			(5,482)
Capital contribution from shareholders	1,705	234
Cash received from exercise of warrant	430	59
Loan repaid to related parties	(2,072)	(285)
Loan received from related parties	719	99
Effects of exchange rate changes	(62)	(8)	(14)	(87)
Net (decrease)/increase in cash and cash equivalents	6,337	868	376	(626)
Cash and cash equivalents at beginning of the year	1,034	142	658	1,284
Cash and cash equivalents at end of the year	¥ 7,371	$ 1,010	¥ 1,034	¥ 658